Schedule V - Valuation and Qualifying Accounts (Details) (Valuation allowance on deferred tax assets, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Valuation allowance on deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 2,875,000,000	$ 3,087,000,000		$ 2,691,500,000
Charged to Costs and Expenses	99,100,000	175,000,000		547,000,000
Write-offs/Payments/Other	0	(387,000,000)	[1]	(151,500,000)	[1]
Ending Balance	$ 2,974,100,000	$ 2,875,000,000		$ 3,087,000,000

[1]	For 2011 and 2010, these amounts represent valuation allowances allocated to Other comprehensive income directly related to the appreciation of the Company's available-for-sale portfolio, and not pertaining to expectations of taxable income in future years.